Derivative Financial Instruments and Fair Value Measurements - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Details) - Convertible Debt [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Volatility [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	393.04%	191.00%	66.00%
Volatility [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	409.24%	221.00%	175.00%
Volatility [Member] | Initial Valuations [Member]
Fair value assumptions, measurement input, percentages	294.92%
Volatility [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages		139.00%
Volatility [Member] | Initial Valuations [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages		198.00%
Expected Remaining Term [Member] | Minimum [Member]
Fair value assumptions, measurement input, term	7 months 10 days	6 months 21 days	2 months 16 days
Expected Remaining Term [Member] | Maximum [Member]
Fair value assumptions, measurement input, term	7 months 28 days	1 year 1 month 6 days	1 year 7 months 17 days
Expected Remaining Term [Member] | Initial Valuations [Member]
Fair value assumptions, measurement input, term	1 year
Expected Remaining Term [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, term		1 year
Expected Remaining Term [Member] | Initial Valuations [Member] | Maximum [Member]
Fair value assumptions, measurement input, term		2 years
Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	2.56%
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages		2.11%	1.03%
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages		2.33%	1.24%
Risk Free Interest Rate [Member] | Initial Valuations [Member]
Fair value assumptions, measurement input, percentages	2.47%
Risk Free Interest Rate [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages		1.33%
Risk Free Interest Rate [Member] | Initial Valuations [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages		2.31%
Expected Dividend Yield [Member]
Fair value assumptions, measurement input, percentages
Expected Dividend Yield [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages
Expected Dividend Yield [Member] | Initial Valuations [Member]
Fair value assumptions, measurement input, percentages
Expected Dividend Yield [Member] | Initial Valuations [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages